Income Taxes - Summary Of Income Tax (Expense) Benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense (benefit):
Domestic - GILTI and U.S. tax reform transition tax	$ 5.0	$ 19.9	$ 0.0
Domestic - other	(5.4)	(41.4)	(0.6)
Foreign	22.0	23.9	19.3
Total current income tax expense	21.6	2.4	18.7
Deferred income tax (benefit) expense:
Domestic - U.S. tax reform, tax effect on net deferred tax liabilities	(6.8)	(20.1)	0.0
Domestic - other	17.9	26.4	4.6
Foreign	(18.3)	(7.9)	5.0
Total deferred income tax (benefit) expense	(7.2)	(1.6)	9.6
Total income tax expense	$ 14.4	$ 0.8	$ 28.3